Disaggregated Revenues - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Point in time [Member]
Point in time
Timing of revenue recognition	$ 1,127,526	$ 1,867,980	$ 2,196,205
Point in time [Member] | Customized software solutions [Member]
Point in time
Timing of revenue recognition	640,722	1,119,210	1,813,678
Point in time [Member] | White label software [Member]
Point in time
Timing of revenue recognition	486,804	748,770	382,527
Over time [Member]
Point in time
Timing of revenue recognition	1,348,084	2,309,218	2,489,995
Over time [Member] | Subscription services [Member]
Point in time
Timing of revenue recognition	$ 220,558	$ 441,238	$ 293,790